Franchise arrangements	12 Months Ended
Dec. 31, 2024
Franchise Arrangements [Abstract]
Franchise arrangements	Franchise arrangements
Individual franchise arrangements generally include a lease, a license and provide for payment of initial franchise fees, as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. At the end of the 20-year franchise arrangement, the Company maintains control of the underlying real estate and building and can either enter into a new franchise arrangement with the existing franchisee or a different franchisee or close the restaurant. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

As of December 31, 2024 and 2023, net property and equipment under franchise arrangements totaled $102,925 and $109,642, respectively (including land for $21,943 and $27,160, respectively).
Revenues from franchised restaurants for fiscal years 2024, 2023 and 2022 consisted of:

	2024	2023	2022
Rent (i)	$202,779	$193,518	$160,795
Initial fees (ii)	380	417	401
Royalty fees (iii)	255	268	215
Total	$203,414	$194,203	$161,411

(i)Includes rental income of own buildings and subleases. As of December 31, 2024, 2023 and 2022 the subleases rental income amounted to $166,854, $154,087 and $132,327, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $833, $963 and $1,012 in 2024, 2023 and 2022, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation for $73,979, $71,667 and $62,360 in 2024, 2023 and 2022, respectively.

As of December 31, 2024, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2025	$5,768	$56,756	$62,524
2026	4,754	50,846	55,600
2027	4,624	45,900	50,524
2028	3,889	40,949	44,838
2029	3,725	35,308	39,033
Thereafter	30,094	179,225	209,319
Total	$52,854	$408,984	$461,838